Accounting Policies, by Policy (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Basis of presentation and use of estimates

Basis of presentation and use of estimates

The accompanying condensed consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) which include the Company, its subsidiaries, its VIEs and VIEs’ subsidiaries under which they are under common ownership. These accounting principles require management to make certain estimates and assumptions that affect the amounts in the accompanying financial statements. Actual results may differ from those estimates. The Group bases its estimates on past experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources.

Significant accounting estimates reflected in the Group’s financial statements include, but are not limited to, consolidation of VIEs, valuation allowance for deferred tax assets, useful lives of property and equipment and intangible assets, incremental borrowing rate, allowance for doubtful accounts, impairment of right-of-use (“ROU”) assets, other long-lived assets, goodwill and long-term investments, and purchase price allocation relating to business acquisitions, and valuation of the Group’s equity interests. Actual results may differ materially from those estimates.

The accompanying condensed consolidated financial statements have been prepared assuming that the Group will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The realization of assets and the satisfaction of liabilities in the normal course of business is dependent on, among other things, the Group’s ability to generate sufficient cash flows from operations, and the Group’s ability to arrange adequate financing arrangements.

As of June 30, 2021, the Group had working capital deficit (defined as total current assets deducted by total current liabilities) of RMB 282,583, and shareholders’ equity of RMB 2,174,604, including an accumulated deficit of RMB 2,538,327. For the six months ended June 30, 2021, the Group incurred losses from operations amounting to RMB 315,031, and generated negative cash flows from operating activities amounting to RMB 109,696.

However, the current portion of the lease liability, amounting to RMB 329,096, was substantially covered by right-of-use assets classified as non-current assets according to ASC842. By excluding this impact, the Company actually had positive working capital amounting to RMB 46,513 as of June 30, 2021. In addition, as of June 30, 2021, the Company has unused credit line of RMB 20,000.

In assessing its going concern in the next 12 months following the issuance of the condensed consolidated financial statements, management plans to continue expanding asset-light model and closing the under-performance self-operated workspace, implementing comprehensive budget control and operation assessment, monitoring and analyzing the Group’s cash on-hand, its ability to obtain funding sources in the future, and its operating expenditure commitments.

Because of the above arrangements and plan, the Group believes that it will have adequate sources of liquidity and capital resources to support its daily operations for the next 12 months after the issuance of the combined and consolidated financial statements.

a.      Basis of presentation and use of estimates

The accompanying combined and consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) which include the Company, its subsidiaries, its VIEs and VIEs’ subsidiaries under which they are under common ownership. These accounting principles require management to make certain estimates and assumptions that affect the amounts in the accompanying financial statements. Actual results may differ from those estimates. The Group bases its estimates on past experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources.

Significant accounting estimates reflected in the Group’s financial statements include, but are not limited to, valuation allowance for deferred tax assets, incremental borrowing rate, allowance for doubtful accounts, impairment of right-of-use (“ROU”) assets, other long-lived assets, goodwill and long-term investments, and purchase price allocation relating to business acquisitions, and valuation of the Group’s equity interests. Actual results may differ materially from those estimates.

The accompanying combined and consolidated financial statements have been prepared assuming that the Group will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The realization of assets and the satisfaction of liabilities in the normal course of business is dependent on, among other things, the Group’s ability to generate sufficient cash flows from operations, and the Group’s ability to arrange adequate financing arrangements.

As of December 31, 2020, the Group had working capital deficit (defined as total current assets deducted by total current liabilities) of RMB 371,553, and shareholders’ equity of RMB 2,185,616, including an accumulated deficit of RMB 2,240,205. For the years ended December 31, 2018, 2019 and 2020, the Group incurred losses from operations amounting to RMB456,900, RMB 705,700 and RMB 494,700, respectively, and generated negative cash flows from operating activities amounting to RMB52,071, RMB 223,357 and RMB 17,337, respectively.

In assessing its going concern in the next 12 months following the issuance of the financial statements for the year ended December 31, 2020, management plans to continue expanding asset-light model and closing the under-performance self-operated workspace, implementing comprehensive budget control and operation assessment, monitoring and analysing the Group’s cash on-hand, its ability to obtain funding sources in the future, and its operating expenditure commitments. Subsequent to December 31, 2020, the Group has the following sources of financing:

•        In February 2021, the Group obtained financing proceeds about RMB 120,791 (US$ 18,512) through public offering.

•        In December 2020, the Group entered a two-year line of credit of RMB 90,000 with a commercial bank. As of March 31, 2021, the Company has unused credit line of RMB 20,000.

Because of the above arrangements and plan, the Group believes that it will have adequate sources of liquidity and capital resources to support its daily operations for the next 12 months after the issuance of the combined and consolidated financial statements.

Principles of consolidation

b.      Principles of consolidation

The accompanying combined and consolidated financial statements include the financial information of the Company and its subsidiaries, the VIEs and VIEs’ subsidiaries. All intercompany balances and transactions were eliminated upon combination and consolidation.

Foreign currency translation and transactions

c.      Foreign currency translation and transactions

The Group’s reporting currency is Renminbi (“RMB”). The functional currency of the subsidiaries and VIEs’ subsidiaries incorporated outside the mainland China is United States dollar (“USD” or “US$”), Hong Kong dollar (“HK$”) or Singapore dollar (“SGD”). The functional currency of all the other subsidiaries and the VIEs and VIEs’ subsidiaries is RMB.

Monetary assets and liabilities denominated in currencies other than the applicable functional currencies are translated into the functional currencies at the prevailing rates of exchange at the balance sheet date. Nonmonetary assets and liabilities are remeasured into the applicable functional currencies at historical exchange rates.

Business combinations

d.      Business combinations

Business combinations are recorded using the acquisition method of accounting. The purchase price of the acquisition is allocated to the tangible assets, liabilities, identifiable intangible assets acquired and noncontrolling interest, if any, based on their estimated fair values as of the acquisition date. The excess of the purchase price over those fair values is recorded as goodwill. Acquisition- related expenses are expensed as incurred. Common forms of the consideration made in acquisitions are equity exchange; consideration transferred in a business acquisition is measured at the fair value as of the date of acquisition. There was no new business combination during the year ended December 31, 2020. For business combinations during the year ended December 31, 2018 and 2019, see Note 3.

In a business combination achieved in stages, the Group remeasures the previously held equity interest in the acquiree immediately before obtaining control at its acquisition-date fair value and the remeasurement gain or loss, if any, is recognized in the combined and consolidated statements of operations.

Asset acquisitions

e.      Asset acquisitions

If investment involves the acquisition of an asset or group of assets that does not meet the definition of a business, the transaction is accounted for as an asset acquisition. An asset acquisition is recorded at cost, which includes capitalized transaction costs, and does not result in the recognition of goodwill. The cost of the acquisition is allocated to the assets acquired on the basis of relative fair values.

Impairment of ROU assets and other long-lived assets

Impairment of ROU assets and other long-lived assets

The Group reviews its ROU assets and other long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. Factors the Group considers to be important which could trigger an impairment review primarily includes (a) Significant underperformance relative to projected operating results; (b) Significant changes in the overall business strategy; (c) Significant adverse changes in legal or business environment and (d) Significant competition, unfavorable industry trend, or economic outlook. When these events occur, the Group measures impairment by comparing the carrying value of the ROU assets and other long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposal. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss based on the fair value of the assets. The Company measured the fair value of impaired space by using discounted cash flow model. The estimates used in projected future cash flows include rental charges, occupancy rate, operating costs. The weighted average cost of capital is used as the discount rate. The Group recorded RMB4,980 and RMB3,397 impairment losses on its ROU assets, RMB104 and RMB 6,345 impairment losses on its property and equipment, RMB 28,378 and nil impairment losses on its property held for sale during the six months ended June 30, 2020 and 2021, respectively. All the impairment losses recorded are reported under co-working space segment.

f.       Impairment of ROU assets and other long-lived assets

The Group reviews its ROU assets and other long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. Factors the Group considers to be important which could trigger an impairment review primarily includes (a) Significant underperformance relative to projected operating results; (b) Significant changes in the overall business strategy; (c) Significant adverse changes in legal or business environment and (d) Significant competition, unfavorable industry trend, or economic outlook. When these events occur, the Group measures impairment by comparing the carrying value of the ROU assets and other long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposal. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss based on the fair value of the assets. The Company measured the fair value of impaired space by using discounted cash flow model. The estimates used in projected future cash flows include rental charges, occupancy rate, operating costs. The weighted average cost of capital is used as the discount rate. The Group recorded RMB94,311, RMB21,103 and RMB 4,667 impairment losses on its ROU assets, RMB16,892, RMB 9,479 and RMB 3,460 impairment losses on its property and equipment, RMB nil, RMB 21,448 and RMB 28,378 impairment losses on its property held for sale during the years ended December 31, 2018, 2019 and 2020, respectively.

Fair value

g.      Fair value

Fair value is considered to be the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Financial instruments

h.      Financial instruments

The Group’s financial instruments consist primarily of cash and cash equivalents, restricted cash, term deposits, short-term investments, equity securities without readily determinable fair values, amounts due from/to related parties, accounts receivable, accounts payable, short-term borrowings, long-term borrowings, convertible bond and other liabilities.

As of December 31, 2019 and 2020, the carrying values of cash and cash equivalents, restricted cash, term deposits, short-term investments, accounts receivable, accounts payable, short-term borrowings, convertible bond and other liabilities approximated their fair values reported in the consolidated balance sheets due to the short-term maturities of these instruments. The carrying amounts of short-term borrowings and long-term borrowings approximate their fair values as their interest rates are at the same level of current market yield for comparable loans.

Convenience translation

Convenience translation

The Group’s business is primarily conducted in China and substantially all of the revenues are denominated in Renminbi (“RMB”). However, periodic reports made to shareholders will include current period amounts translated into US dollars using the exchange rate as of balance sheet date, for the convenience of the readers. Translations of balances in the combined and consolidated balance sheets and the related consolidated statements of operations, comprehensive loss, change in shareholders’ equity and cash flows from RMB into US dollars as of and for the six months ended June 30, 2021 are solely for the convenience of the readers and were calculated at the rate of

USD1.00=RMB6.4566 representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on June 30, 2021. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into USD at that rate on June 30, 2021, or at any other rate.

i.       Convenience translation

The Group’s business is primarily conducted in China and substantially all of the revenues are denominated in Renminbi (“RMB”). However, periodic reports made to shareholders will include current period amounts translated into US dollars using the exchange rate as of balance sheet date, for the convenience of the readers. Translations of balances in the combined and consolidated balance sheets and the related consolidated statements of operations, comprehensive loss, change in shareholders’ equity and cash flows from RMB into US dollars as of and for the year ended December 31, 2020 are solely for the convenience of the readers and were calculated at the rate of USD1.00=RMB6.5250 representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 31, 2020. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into USD at that rate on December 31, 2020, or at any other rate.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents comprise cash at banks and on hand, which have original maturities of three months or less when purchased and are subject to an insignificant risk of changes in value. The carrying value of cash equivalents approximates market value.

j.       Cash and cash equivalents

Cash and cash equivalents comprise cash at banks and on hand, which have original maturities of three months or less when purchased and are subject to an insignificant risk of changes in value. The carrying value of cash equivalents approximates market value.

Restricted cash

k.      Restricted cash

Restricted cash consists of cash equivalents restricted as to withdrawal or use for a specified purpose. Restricted cash is classified as either current or non-current based on when the amount will be released in accordance with the terms of the respective agreement.

Term deposit

l.       Term deposit

Term deposits represent time deposits placed with banks with original maturities of more than three months and equal or less than one year. Interest earned is recorded as interest income during the period.

In order to ensure that the Group’s loans under a commercial bank in PRC can be timely and fully repaid, the Group pledged RMB4,760 term deposit to the commercial bank.

In order to ensure that the notes payable of the Group from another commercial bank can be fully paid timely, RMB 29,159 of term deposits was pledged. The pledge period is within one year since the notes issued.

In order ensure that the Group’s loans under another commercia bank in PRC can be timely and fully repaid, the Group pledged RMB 6,750 term deposit to the commercial bank.

Short-term investments

m.     Short-term investments

Short-term investments include various financial products with variable interest rates placed with financial institutions and are restricted as to withdrawal and use. The Group classifies the financial products as held-to-maturity securities. The original maturities of the short-term investments are longer than three months, but shorter than twelve months. The carrying amount of these short-term investments approximate their fair values due to the short term maturities of these investments and are carried at cost.

The Group reviews its short-term investments for other-than-temporary impairment (“OTTI”) based on the specific identification method. The Group considers available quantitative and qualitative evidences in evaluating the potential impairment of its short-term investments. If the carrying amount of an investment exceeds the investment’s fair value, the Group considers, among other factors, general market conditions, expected future performance of the investees, the duration and the extent to which the fair value of the investment is less than the carrying amount, and the Group’s intent and ability to hold the investments. OTTI is recognized as a loss in the combined and consolidation statements of operations. No impairment charge was recognized for the years ended December 31, 2018, 2019 and 2020.

Property and equipment, net

Property and equipment, net

Property and equipment is stated at cost and is depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life
Leasehold improvement	Shorter of the lease term or estimated economic life
Building	20 years
Furniture	5 years
Office equipment	3 years
Vehicles	5 years

Repair and maintenance costs are charged to expenses as incurred, whereas the costs of renewals and betterment that extend the useful lives of property and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the assets and accumulated depreciation accounts with any resulting gain or loss reflected in the combined and consolidated statements of operations.

n.      Property and equipment, net

Property and equipment is stated at cost and is depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life
Leasehold improvement	Shorter of the lease term or estimated economic life
Building	20 years
Furniture	5 years
Office equipment	3 years
Vehicles	5 years

Repair and maintenance costs are charged to expenses as incurred, whereas the costs of renewals and betterment that extend the useful lives of property and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the assets and accumulated depreciation accounts with any resulting gain or loss reflected in the combined and consolidated statements of operations.

Goodwill

Goodwill

The excess of the purchase price over the fair value of net assets acquired is recorded on the consolidated balance sheets as goodwill. Goodwill is not amortized, but tested for impairment annually or more frequently if event and circumstances indicate that it might be impaired.

Starting from January 1, 2019, the Group adopted ASU 2017-04, which simplifies the accounting for goodwill impairment by eliminating Step2 from the goodwill impairment test. If the carrying amount of a reporting unit exceeds its fair value, an impairment loss shall be recognized in an amount equal to that excess, versus determining an implied fair value in Step 2 to measure the impairment loss. Management evaluated the recoverability of goodwill by performing a qualitative assessment before using a two-step impairment test approach at the reporting unit level. Based on an assessment of the qualitative factors, management determined that it is more-likely-than-not that the fair value of the reporting unit is in excess of its carrying amount as of December 31, 2020. Therefore, no impairment loss was recorded for the years ended December 31, 2020.

For the six months ended June 30, 2021, the Group performed a qualitative assessment and did not notice any circumstances indicate that the good will might be impaired.

o.      Goodwill

The excess of the purchase price over the fair value of net assets acquired is recorded on the combined and consolidated balance sheets as goodwill. Goodwill is not amortized, but tested for impairment annually or more frequently if event and circumstances indicate that it might be impaired.

In January 2017, FASB issued ASU No. 2017-04: Simplifying the Test for Goodwill Impairment. Under the new accounting guidance, an entity will no longer determine goodwill impairment by calculating the implied fair value of goodwill by assigning the fair value of a reporting unit to all of its assets and liabilities as if that reporting unit had been acquired in a business combination. Instead, an entity will perform its goodwill impairment tests by comparing the fair value of a reporting unit with its carrying amount. An entity will recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value but not to exceed the total amount of the goodwill of the reporting unit. In addition, an entity should consider income tax effects from any tax deductible goodwill on the carrying amount of the reporting unit when measuring the goodwill impairment, if applicable. The Group early adopted ASU No. 2017-04 on January 1, 2019 and used the one-step method for the goodwill impairment assessment for the year of 2019 and 2020.

Based on the result of the Group’s annual goodwill impairment assessment, no impairment charges were recognized for the years ended December 31, 2018, 2019 and 2020.

Intangible assets

p.      Intangible assets

Intangible assets are amortized using the straight-line basis over the estimated useful lives as follows:

Category	Estimated useful life
Brand name	5 years
Customer relationship	3 – 5 years
Software	5 years
Patent	19 years

Long-term investments

q.      Long-term investments

The Group’s long-term investments include equity securities without readily determinable fair values (cost method investments before adoption of Accounting Standard Codification (“ASC”) 321) and equity method investments.

Equity securities without readily determinable fair values

In January 2016, the Financial Accounting Standards Board (“FASB”) issued ASU 2016-01 Financial Instruments — Overall: Recognition and Measurement of Financial Assets and Financial Liabilities. The ASU requires equity investments (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income. Subsequent to ASU 2016-02, the FASB issued ASU 2019-03, “Technical Corrections and Improvements to Financial Instruments — Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities” to clarify certain narrow aspects of guidance concerning the recognition of financial assets and liabilities established in ASU 2016-01.

The Group adopted ASC 321, Investments — Equity Securities on January 1, 2019. Starting from January 1, 2019, for equity securities without readily determinable fair value, the Group elected to use the measurement alternative to measure those investments at cost, minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer. The adoption did not have a material impact on the Group’s combined and consolidated financial position or results of operations.

The Group reviews its equity securities without readily determinable fair value for impairment at each reporting period. If a qualitative assessment indicates that the investment is impaired, the Group estimates the investment’s fair value in accordance with the principles of ASC Topic 820 — Fair Value Measurement (“ASC 820”). If the fair value is less than the investment’s carrying value, the Group would recognize an impairment loss in the combined and consolidated statements of operations.

Equity method investments

Investee companies over which the Group has the ability to exercise significant influence, but does not have a controlling interest through investment in common shares or in-substance common shares, are accounted for using the equity method. Significant influence is generally considered exist when the Group has an ownership interest in the voting stock of the investee between 20% and 50%, and other factors, such as representation on the investee’s board of directors, voting rights and the impact of commercial arrangements, are also considered in determining whether the equity method of accounting is appropriate.

Under the equity method, the Group initially records its investment at cost and subsequently recognizes the Group’s proportionate share of each equity investee’s net income or loss after the date of investment into accumulated deficit and accordingly adjusts the carrying amount of the investment. The Group reviews its equity method investments for impairment whenever an event or circumstance indicates that any OTTI has occurred. The Group considers available quantitative and qualitative evidence in evaluating potential impairment of its equity method investment.

An impairment charge is recorded when the carrying amount of the investment exceeds its fair value and this condition is determined to be other-than-temporary.

Convertible bond

r.       Convertible bond

The Group accounts for its convertible bond under ASC 470 Debt, using the effective interest method, from the issuance date to the maturity date. Interest expenses are recognized in the combined and consolidated statement of operation in the period in which they are incurred. The convertible bond does not have any embedded conversion option which shall be bifurcated and separately accounted for as a derivative under ASC 815, nor did the convertible bond contain a cash conversion feature.

Lease

Lease

In February 2016, the FASB issued ASU 2016-02, which supersedes existing guidance on accounting for leases in ASC Topic 840-Leases (“ASC 840”) and generally requires all leases, including operating leases, to be recognized in the statement of financial position of lessees as ROU assets and lease liabilities, with certain practical expedients available.

The Group early adopted ASC Topic 842 — Leases (“ASC 842”) on January 1, 2017 on a modified retrospective basis. Upon adoption, the Group elected to utilize the package of practical expedients available under ASC 842, which permits the Group to not reassess the lease identification, lease classification and initial direct costs associated with any expired or existing contracts as of the date of adoption, as well as using hindsight in determining the lease term and in assessing impairment of the Group’s ROU assets. In connection with the adoption of ASC 842, the Group made an accounting policy election for all lease related asset classes, to account for the lease and non-lease components as a single lease component. The Group has also made an accounting policy election to exempt leases with an initial term of 12 months or less from being recognized on the balance sheet. Short-term leases are not significant in comparison to the Group’s overall lease portfolio. Payments related to those leases continue to be recognized in the combined and consolidated statement of operations on a straight-line basis over the lease term.

From the Perspective of Lessee

The Group leases properties for its co-working space and other locations. At the commencement of each lease, management determines its classification as an operating or finance lease. For leases that qualify as operating leases, the Group recognizes the associated lease expense on a straight-line basis over the term of the lease beginning on the date of initial possession, which is generally when the Group enters the leased premises and begins to make improvements in preparation for its intended use.

At the commencement date of a lease, the Group recognizes a lease liability for future fixed lease payments and a ROU asset representing the right to use the underlying asset during the lease term.

The future fixed lease payments are discounted using the incremental borrowing rate as the rate implicit in the lease is not readily determinable. The incremental borrowing rate is estimated on a portfolio basis and incorporating lease term, currency risk, credit risk and an adjustment for collateral. Upon adoption of ASU 2016-02 on January 1, 2017, the Group elected to use the remaining lease term as of January 1, 2017 in the estimation of the applicable discount rate for leases that were in place at adoption.

For the initial measurement of the lease liabilities for leases commencing after January 1, 2017, the Group uses the discount rate as of the commencement date of the lease, incorporating the entire lease term. Current maturities and long-term portions of operating lease liabilities are classified as lease liabilities, current and lease liabilities, non-current, respectively, in the combined and consolidated balance sheets.

The ROU asset is measured at the amount of the lease liabilities with adjustments, if applicable, for lease prepayments made prior to or at lease commencement, initial direct costs incurred and lease incentives. Variable lease expenses include rent contingent payments based on percentages of revenue as defined in the lease. It is not included in lease expenses before it incurs or becomes probable.

From the Perspective of Lessor

The Group recognizes workspace membership revenue under ASC 842, and all the leases contracts are operating leases. The Group provides various leasing solutions for its members and generates revenues from monthly rent in the form of membership services fees or office desk rental fee. The workspace memberships enable members to access to office space, use of a shared internet connection, access to certain facilities (kitchen, common areas, etc.), as well as fee-based for the use of conference room. The price of each membership varies, based on the basis of the particular characteristics of the office space occupied by the member, the geographic location of the workspace, and the amount of desk space in the contract. The members do not have options to purchase underlying assets at termination. Renewal of memberships are on a negotiation basis before termination. The majority of the Group’s lease contracts are fixed lease payment contracts. The Group’s variable lease payments consist of certain contracts indexed to future sales revenues of the lessees. Variable membership fees are recognized when incurred. Workspace membership revenue consists primarily of fees from members and is recognized ratably, on a monthly basis, over the lease term, as access to office space is provided. The Group applied practical expedients to choose not to separate lease and non-lease components for all lease related asset classes. The consolidated component is accounted for under ASC842. The lease term for most of the membership services is less than one year. The leases do not have renewal options and penalty is imposed if the lessees early terminate the leases. Workspace membership fees are generally collected in advance each quarter. Members are generally required to provide the Group with a deposit which is normally one month service fee. Pursuant to the term of membership agreement, the amount of deposit may be applied against the member’s unpaid balance.

The residual value of the Group’s lease assets represents the fair value of the leased assets at the end of the lease terms. The Group relies on industry data, historical experience, independent appraisals and the experience of the management team to value lease residuals.

Operating lease income from fixed payments and variable lease income for the six months ended June 30, 2020 and 2021 were as follows:

	For the six months ended June 30,
	2020	2021
	RMB	RMB
	(unaudited)	(unaudited)
Operating lease income from fixed payments	236,172	181,581
Variable operating lease income	2,832	3,498
Total	239,004	185,079

Lease payments receivable for the following five years as of June 30, 2021 were as follows:

As of June 30, 2021
RMB
(unaudited)
2022	232,746
2023	71,883
2024	33,978
2025	22,909
2026	18,425
Thereafter	191,153
Total	571,094

s.       Lease

The Group early adopted ASC Topic 842 — Leases (“ASC 842”) on January 1, 2017 on a modified retrospective basis. In connection with the adoption of ASC 842, the Group made an accounting policy election for all lease related asset classes, to account for the lease and non-lease components as a single lease component. The Group has also made an accounting policy election to exempt leases with an initial term of 12 months or less from being recognized on the balance sheet. Short-term leases are not significant in comparison to the Group’s overall lease portfolio. Payments related to those leases continue to be recognized in the combined and consolidated statement of operations on a straight-line basis over the lease term.

From the Perspective of Lessee

The Group leases properties for its co-working space and other locations. At the commencement of each lease, management determines its classification as an operating or finance lease. For leases that qualify as operating leases, the Group recognizes the associated lease expense on a straight-line basis over the term of the lease beginning on the date of initial possession, which is generally when the Group enters the leased premises and begins to make improvements in preparation for its intended use.

At the commencement date of a lease, the Group recognizes a lease liability for future fixed lease payments and a ROU asset representing the right to use the underlying asset during the lease term.

The future fixed lease payments are discounted using the incremental borrowing rate as the rate implicit in the lease is not readily determinable. The incremental borrowing rate is estimated on a portfolio basis and incorporating lease term, currency risk, credit risk and an adjustment for collateral. Upon adoption of ASU 2016-02 on January 1, 2017, the Group elected to use the remaining lease term as of January 1, 2017 in the estimation of the applicable discount rate for leases that were in place at adoption.

For the initial measurement of the lease liabilities for leases commencing after January 1, 2017, the Group uses the discount rate as of the commencement date of the lease, incorporating the entire lease term. Current maturities and long-term portions of operating lease liabilities are classified as lease liabilities, current and lease liabilities, non-current, respectively, in the combined and consolidated balance sheets.

The ROU asset is measured at the amount of the lease liabilities with adjustments, if applicable, for lease prepayments made prior to or at lease commencement, initial direct costs incurred and lease incentives. Variable lease expenses include rent contingent payments based on percentages of revenue as defined in the lease. It is not included in lease expenses before it incurs or becomes probable.

From the Perspective of Lessor

The Group recognizes workspace membership revenue under ASC 842, and all the leases contracts are operating leases. The Group provides various leasing solutions for its members and generates revenues from monthly rent in the form of membership services fees or office desk rental fee. The workspace memberships enable members to access to office space, use of a shared internet connection, access to certain facilities (kitchen, common areas, etc.), as well as fee-based for the use of conference room. The price of each membership varies, based on the basis of the particular characteristics of the office space occupied by the member, the geographic location of the workspace, and the amount of desk space in the contract. The members do not have options to purchase underlying assets at termination. Renewal of memberships are on a negotiation basis before termination. The majority of the Group’s lease contracts are fixed lease payment contracts. The Group’s variable lease payments consist of certain contracts indexed to future sales revenues of the lessees. Variable membership fees are recognized when incurred. Workspace membership revenue consists primarily of fees from members and is recognized ratably, on a monthly basis, over the lease term, as access to office space is provided. The Group applied practical expedients to choose not to separate lease and non-lease components for all lease related asset classes. The consolidated component is accounted for under ASC842. The lease term for most of the membership services is less than one year. The leases do not have renewal options and penalty is imposed if the lessees early terminate the leases. Workspace membership fees are generally collected in advance each quarter. Members are generally required to provide the Group with a deposit which is normally one-month service fee. Pursuant to the term of membership agreement, the amount of deposit may be applied against the member’s unpaid balance.

The residual value of the Group’s lease assets represents the fair value of the leased assets at the end of the lease terms. The Group relies on industry data, historical experience, independent appraisals and the experience of the management team to value lease residuals.

Operating lease income from fixed payments and variable lease income for the years ended December 31, 2018, 2019 and 2020 were as follows:

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Operating lease income from fixed payments	393,285	555,187	417,816
Variable operating lease income	1,071	2,807	5,168
Total	394,356	557,994	422,984

Lease payments receivable for the following five years as of December 31, 2020 were as follows:

As of December 31, 2020
RMB
2021	184,547
2022	80,011
2023	52,268
2024	32,206
2025	20,787
Thereafter	344,141
Total	713,960

Revenue recognition

Revenue recognition

In May 2014, the FASB issued Accounting Standards Update (“ASU”) No. 2014-09, Revenue from Contracts with Customers (Topic 606) (“Topic 606”). This standard replaces existing revenue recognition rules with a comprehensive revenue measurement and recognition standard and expanded disclosure requirements. The Group has early adopted the new standard as of January 1, 2017 using the modified retrospective method to all contracts that were not completed as of January 1, 2017. The Group elects the practical expedient to expense the incremental direct costs of obtaining a contract when incurred if the amortization period is generally twelve months or less. The adoption did not have a material impact on the Group’s financial positions or results of operations. No adjustment was recorded to opening balance of accumulated deficits upon adoption.

Revenue is recognized when control of promised goods or services is transferred to the Group’s customers in an amount of consideration to which the Group expects to be entitled to in exchange for those goods or services. The Group follows the five steps approach for revenue recognition under Topic 606: (i) identify the contract(s) with a customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract, and (v) recognize revenue when (or as) the Group satisfies a performance obligation.

The primary sources of the Group’s revenues are as follows:

(a)     Workspace membership revenue

As set out in Note 2 “Lease, from the perspective of lessor”, workspace membership revenue is recognized under ASC 842.

(b)    Marketing and branding services revenue

Marketing and branding services revenue primarily consists of advertising services revenue, generated by a subsidiary acquired in 2018. The service provided is accounted for as a single performance obligation and revenue is recognized over the service period by using the advertisement placed as output method.

(c)     Other services revenue

Other services revenue primarily consists of 1) interior design and construction revenue, 2) co-working space management fees, 3) SaaS services and IOT solutions revenue and 4) charges to members for ancillary services including printing copying, etc. Design and construction revenue is generated from two subsidiaries acquired in 2018 and one subsidy acquired in 2021. Design revenue is recognized over time based on the basis of direct measurements of the value to the customer of the services transferred to date relative to the remaining services promised under the contract. Construction revenue is recognized over time based on a percentage of contract costs incurred to date compared to the total estimated contract cost. Co-working space management fees is derived from managing branded co- working space locations for leased property owners. The fee generally consists of a monthly base amount plus revenue sharing. Revenue is recognized over time when service is provided. Variable consideration is estimated as the most likely amount to which the Group expects to be entitled. SaaS service and IOT solution is generated from a subsidiary acquired in 2019 and recognized upon the service was completed. Revenue from ancillary services to members is recorded upon performance obligation delivered per contracts.

Contract liabilities primarily result from the timing difference between the Group’s satisfaction of performance obligation and the customers’ payment. Substantial all marketing and branding revenue, and services revenue is recognized over time during six months ended June 30, 2020 and 2021.

t.       Revenue recognition

In May 2014, the FASB issued Accounting Standards Update (“ASU”) No. 2014-09, Revenue from Contracts with Customers (Topic 606) (“Topic 606”). This standard replaces existing revenue recognition rules with a comprehensive revenue measurement and recognition standard and expanded disclosure requirements. The Group has early adopted the new standard as of January 1, 2017 using the modified retrospective method to all contracts that were not completed as of January 1, 2017. The Group elects the practical expedient to expense the incremental direct costs of obtaining a contract when incurred if the amortization period is generally twelve months or less. The adoption did not have a material impact on the Group’s financial positions or results of operations. No adjustment was recorded to opening balance of accumulated deficits upon adoption.

Revenue is recognized when control of promised goods or services is transferred to the Group’s customers in an amount of consideration to which the Group expects to be entitled to in exchange for those goods or services. The Group follows the five steps approach for revenue recognition under Topic 606: (i) identify the contract(s) with a customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract, and (v) recognize revenue when (or as) the Group satisfies a performance obligation.

The primary sources of the Group’s revenues are as follows:

(i)     Workspace membership revenue

As set out in Note 2 “Lease, from the perspective of lessor”, workspace membership revenue is recognized under ASC 842.

(ii)    Marketing and branding services revenue

Marketing and branding services revenue primarily consists of advertising services revenue, generated by a subsidiary acquired in 2018. The service provided is accounted for as a single performance obligation and revenue is recognized over the service period by using the advertisement placed as output method.

(iii)   Other services revenue

Other services revenue primarily consists of 1) interior design and construction revenue, 2) co-working space management fees, 3) SaaS services and IOT solutions revenue and 4) charges to members for ancillary services including printing copying, etc. Design and construction revenue is generated from two subsidiaries acquired in 2018. Design revenue is recognized over time based on the basis of direct measurements of the value to the customer of the services transferred to date relative to the remaining services promised under the contract. Construction revenue is recognized over time based on a percentage of contract costs incurred to date compared to the total estimated contract cost. Co-working space management fees is derived from managing branded co- working space locations for leased property owners. The fee generally consists of a monthly base amount plus revenue sharing. Revenue is recognized over time when service is provided. Variable consideration is estimated as the most likely amount to which the Group expects to be entitled. SaaS service and IOT solution is generated from a subsidiary acquired in 2019 and recognized upon the service was completed. Revenue from ancillary services to members is recorded upon performance obligation delivered per contracts.

Contract liabilities primarily result from the timing difference between the Group’s satisfaction of performance obligation and the customers’ payment. Substantial all marketing and branding revenue, and services revenue is recognized over time during the years ended December 31, 2019 and 2020.

Cost of revenue (excluding impairment loss)

u.      Cost of revenue (excluding impairment loss)

Cost of revenue (excluding impairment loss) primarily consists of lease expenses, employee compensation and benefits, depreciation and amortization and other workspace operational costs such as utilities, maintenance, daily cleaning, insurance costs, office expenses, and consumables.

Pre-opening expenses

v.      Pre-opening expenses

Pre-opening expenses are expensed as incurred and consist of expenses incurred before a sharing workspace location opens for operations. The primary component of pre-opening expenses is lease expenses.

Government subsidies

w.      Government subsidies

The government subsidies provided by the local government mainly included funding to support the development of the Group’s business. The Group reports government subsidies as subsidy income when received from local government authority with no limitation on the use of the subsidies. From time to time, the Group receives government subsidies related to government sponsored projects and records such government subsidies as a liability when received and recognizes as income when the performance obligation is met or fulfilled. For the years ended December 31, 2018, 2019 and 2020, RMB31,783, RMB16,782 and RMB 13,931 were received and recognized as other income in the Group’s combined and consolidated statements of operations, respectively.

Value added taxes

x.      Value added taxes

Value-added tax (“VAT”) is reported as a deduction to revenue. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded in accrued expense and other current liabilities on the consolidated balance sheet.

Income taxes

y.      Income taxes

Current income taxes are provided for in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the financial statements. Net operating loss carry forwards and credits are applied using enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more-likely-than-not that a portion of or all of the deferred tax assets will not be realized. The impact of an uncertain income tax position is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes are classified as a component of the provisions for income taxes.

Share-based compensation

Share-based compensation

Share-based compensation expense arises from the Company’s share-based awards granted to its employees and non-employees.

In determining the fair value of share options granted, a binomial option pricing model is applied.

Share-based compensation expense for share options granted is recognized on a tranche-by-tranche method over the requisite service period. The Company elected to not estimate the forfeiture rate, but to account for the forfeiture when forfeitures occur.

A change in any of the terms or conditions of share awards is accounted for as a modification. The Company calculates the incremental compensation cost of modification as the excess of the fair value of the modified awards over the fair value of the original awards immediately before its terms are modified, measured based on the share price and other pertinent factors at the modification date. The Company recognizes, over the remaining requisite service period of the modified awards, the sum of the incremental compensation cost and the remaining unrecognized compensation cost, if any, for the original award on the modification date.

z.       Share-based compensation

Share-based compensation expense arises from the Company’s share-based awards granted to its employees and non-employees.

In determining the fair value of share options granted, a binomial option pricing model is applied.

Share-based compensation expense for share options granted is recognized on a tranche-by-tranche method over the requisite service period. The Company elected to not estimate the forfeiture rate, but to account for the forfeiture when forfeitures occur.

A change in any of the terms or conditions of share awards is accounted for as a modification. The Company calculates the incremental compensation cost of modification as the excess of the fair value of the modified awards over the fair value of the original awards immediately before its terms are modified, measured based on the share price and other pertinent factors at the modification date. The Company recognizes, over the remaining requisite service period of the modified awards, the sum of the incremental compensation cost and the remaining unrecognized compensation cost, if any, for the original award on the modification date.

Comprehensive loss		aa. Comprehensive loss Comprehensive loss includes net loss and foreign currency translation adjustments.
Net loss per share

bb.    Net loss per share

Basic and diluted loss per share is computed by dividing losses attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the period. During the three years ended December 31, 2018, 2019 and 2020, the Group has no potentially dilutive ordinary shares and hence, the basic and diluted loss per share are equal for the years presented.

Significant risks and uncertainties

cc.    Significant risks and uncertainties

Foreign currency risk

The RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the Peoples Bank of China, controls the conversion of RMB into other currencies. The value of the RMB is subject to changes in central government policies, international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The Group’s cash and cash equivalents denominated in RMB amounted to RMB171,915 and RMB 123,385 as of December 31, 2019 and 2020, respectively.

Interest rate risk

The Group is exposed to the impact of interest rate changes primarily through its variable-rate borrowings. As of December 31, 2019 and 2020, the Group has RMB28,788 and RMB1,000 short term borrowings with variable interest rates.

Concentration risks

Financial instruments that potentially expose the Group to significant concentration of credit risk primarily consist of cash and cash equivalents, term deposit and short-term investments. As of December 31, 2019 and 2020, substantially all of the Group’s cash and cash equivalents, term deposits and short-term investments were deposited in financial institutions located in the PRC. There are two customers individually represent greater than 10% of total net revenue for the year ended December 31, 2019, while there is no customer individually represent greater than 10% of total net revenue for the year ended December 31, 2020. There is one customer individually represent greater than 10% of total accounts receivable as of December 31, 2019, while there are three customers individually represent greater than 10% of total accounts receivable as of December 31, 2020.

There are no suppliers that individually represent greater than 10% of the total cost of revenue (excluding impairment loss) for the years ended December 31, 2019 and 2020.

Recent accounting pronouncements not yet adopted

Recent accounting pronouncements not yet adopted

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments — Credit Losses (Topic 326) (“ASU 2016-13”), which requires the measurement and recognition of expected credit losses for financial assets held at amortized cost. ASU 2016-13 replaces the existing incurred loss methodology with an expected credit loss methodology, which will result in more timely recognition of credit losses. ASU 2016-13 is effective for annual reporting periods, and interim periods within those years, beginning after December 15, 2019, excluding entities eligible to be smaller reporting companies as defined by the SEC. For all other entities, ASU 2016-13 is effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. The Company is an emerging-growth company and has elected to adopt the new standard as of the effective date applicable to non-issuers. The Company is evaluating the impact of the adoption of this standard on its consolidated financial statements.

dd.    Recent accounting pronouncements not yet adopted

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments — Credit Losses (Topic 326) (“ASU 2016-13”), which requires the measurement and recognition of expected credit losses for financial assets held at amortized cost. ASU 2016-13 replaces the existing incurred loss methodology with an expected credit loss methodology, which will result in more timely recognition of credit losses. ASU 2016-13 is effective for annual reporting periods, and interim periods within those years, beginning after December 15, 2019, excluding entities eligible to be smaller reporting companies as defined by the SEC. For all other entities, ASU 2016-13 is effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. The Company is an emerging-growth company and has elected to adopt the new standard as of the effective date applicable to nonissuers. The Company is evaluating the impact of the adoption of this standard on its consolidated financial statements.